Warrant Liability	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Liabilities Text Block [Abstract]
WARRANT LIABILITY
14.	WARRANT LIABILITY

The balance of the warrant liability is as follows:

	November 3, 2021	January 11, 2022	October 12, 2022	Total
Balance December 31, 2020	$-	$-	$-	$-
Warrants issued as part of convertible promissory note	2,946,066	-	-	2,946,066
Impact of warrants exercised during the year	(385,190)	-	-	(385,190)
Change in fair value	(384,190)	-	-	(384,190)
Balance December 31, 2021	$2,176,686	$-	$-	$2,176,686
Warrants issued	-	10,038,418	2,494,812	12,533,230
Exercise of pre-funded warrants	-	(2,560,400)	(222,441)	(2,782,841)
Change in fair value	(1,978,953)	(6,976,688)	(236,630)	(9,192,271)
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$2,734,804

November 3, 2021 warrants

The warrants allow for the purchase of 2,142,857 common shares of the Company at an exercise price of US 4.00 per common share. The warrants expire 5 years from the issue date of the promissory note. Under the terms of the warrants, the exercise price of the warrant will be adjusted if the Company closes an offering where the common shares of the Company are offered at a price less than the exercise price, resulting in a revision of the exercise price equal to the common share offering. Because the exercise price of the warrants will vary if the Company issues common shares at a price lower than the exercise price of the warrants, the warrants are classified as liabilities (Note 18 for the change in exercise price as of January 13, 2022, to $2.30 per share).

At December 31, 2021 the fair value of the 1,892,857 warrants was determined to be $2,176,686 as calculated using the Black-Scholes option pricing model with the following assumptions: initial stock price $3.70, strike rate $4.00, expected volatility 37%, dividend yield 0%, risk free rate 0.67%.

At December 31, 2022 the fair value of the warrants was $197,733 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.15, strike rate $0.23 dividend yield 0%, term 3.84 years, volatility 110% and risk-free rate 4.08%.

January 11, 2022 warrants

The Company assessed that the 8,519,999 warrants, and 1,480,000 pre-funded warrants issued in the January 2022 equity offering (Note 17), did not meet the “fixed for fixed” test and are therefore recorded as liabilities at fair value through profit and loss, and revalued at the end of each period.

The fair value of the warrants as at the issuance date was $10,038,148 and was determined using a residual value method with the common shares. For 1,304,347 warrants issued to the underwriter as over-allotment warrants, the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, and a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability (Note 17).

At December 31, 2022 the fair value of the warrants was $501,330 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $0.15, strike rate $2.30, dividend yield 0%, term 4.03 years, volatility 110% and risk-free rate 4.08%.

October 12, 2022 warrants

The Company assessed that the 17,400,000 warrants and 1,590,000 pre-funded warrants issued as part of the October 2022 equity offering (as more fully described in Note 17), did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period.

The fair value of the warrants as at the issuance date was $2,065,886 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.14; exercise price $0.23; expected volatility: 135%; dividend yield 0%; risk free rate: 4.08%. As the warrants are treated as a liability, the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance (Note 17).

The fair value of the warrants as at December 31, 2022 was $1,850,758 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.15; exercise price $0.23; expected volatility: 100%; dividend yield 0%; risk free rate: 3.98%.

The fair value of the pre-funded warrants was $222,441 and was determined by reference to the share price of $0.14 on the day of the offering. The pre-funded warrants were subsequently exercised for gross proceeds of $15,900, converting into 1,590,000 common shares that were fully issued.

In connection with the October 2022 equity offering, the Company issued 1,739,130 waiver warrants exercisable at $0.23 per share which expire, if unexercised, on October 12, 2027, to entice the holder of the convertible promissory note to waive their right to block the equity offering. The waiver warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss and revalued at the end of each period.

The value of the waiver warrants was included as part of the direct costs related to the issuance of the common shares and warrants therefore did not receive any allocation of gross proceeds. The following is a summary of the fair value of the warrants issued as part of the October 2022 equity offering:

Fair value - Warrants and pre-funded warrants	$2,288,327
Fair value - Waiver warrants	206,485
Total	$2,494,812

The fair value of the waiver warrants as at the issuance date was $206,485 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.14; exercise price $0.23; expected volatility: 135%; dividend yield 0%; risk free rate: 4.08%.

The fair value of the waiver warrants as at December 31, 2022 was $184,983 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $0.15; exercise price $0.23; expected volatility: 100%; dividend yield 0%; risk free rate: 3.10%.